CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares
Short-term investments, available-for-sale debt securities current | ¥		¥ 6,727,493		¥ 1,328,342
Long-term investments, available-for-sale debt securities noncurrent | ¥	[1]	525,373		1,181,693
Accrued expenses and other current liabilities		1,315,502	$ 201,610	228,753
Operating lease liabilities- current portion		152,622	23,390	59,982
Operating lease liabilities-non-current portion		644,143	$ 98,719	194,228
Variable interest entity, primary beneficiary [Member]
Accrued expenses and other current liabilities | ¥		623,002		188,975
Operating lease liabilities- current portion | ¥		125,986		59,982
Operating lease liabilities-non-current portion | ¥		¥ 527,692		¥ 194,228
Common Class A [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		800,000,000	800,000,000	800,000,000
Ordinary shares, shares issued		96,821,132	96,821,132	86,210,060
Ordinary shares, shares outstanding		96,455,774	96,455,774	85,791,762
Common Class B [Member]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Ordinary shares, shares authorized		100,000,000	100,000,000	100,000,000
Ordinary shares, shares issued		73,305,288	73,305,288	73,305,288
Ordinary shares, shares outstanding		73,305,288	73,305,288	73,305,288

[1]	Long-term available-for-sale debt investments are reported at fair value. Please refer to debt securities investments described in Note 2.